CONVERTIBLE REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2018
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Schedule of Fair values of the conversion features which required to be bifurcated and accounted for as derivative liabilities

	As of
	December 31,	December 31,
	2017	2018
	RMB	RMB
Derivative liability — conversion feature	1,427,560	—

Schedule of convertible redeemable Preferred Shares activities

	Series A Shares		Series A-1 Shares		Series B Shares		Series C Shares
	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount
	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)

Balance as of January 1, 2016	50,000,000	81,385,584	—	—	70,602,630	155,112,560	97,267,680	342,087,590
Issuance of Series A-1 Shares, net of issuance cost	—	—	4,910,890	57,941,529	—	—	—	—
Accretion on convertible redeemable preferred shares to redemption value	—	6,480,973	—	4,652,709	—	12,483,871	—	33,082,269
Balance as of December 31, 2016	50,000,000	87,866,557	4,910,890	62,594,238	70,602,630	167,596,431	97,267,680	375,169,859
Issuance of Series A-1 Shares, net of issuance cost	—	—	—	—	—	—	—	—
Accretion on convertible redeemable preferred shares to redemption value	—	6,544,652	—	6,599,134	—	12,697,414	—	33,389,066
Balance as of December 31, 2017	50,000,000	94,411,209	4,910,890	69,193,372	70,602,630	180,293,845	97,267,680	408,558,925
Issuance of Series G-Plus Shares, net of issuance cost	—	—	—	—	—	—	—	—
Accretion on convertible redeemable preferred shares to redemption value	—	3,232,164	—	3,336,630	—	6,271,618	—	16,640,809
Repurchase of the surrender shares	(3,313,980)	(6,471,764)	—	—	—	—	(8,424,970)	(36,829,243)
Convert to ordinary shares upon IPO	(46,686,020)	(91,171,609)	(4,910,890)	(72,530,002)	(70,602,630)	(186,565,463)	(88,842,710)	(388,370,491)
Balance as of December 31, 2018	—	—	—	—	—	—	—	—

	Series D Shares		Series E Shares		Series F Shares		Series G Shares		Series G-Plus Shares
	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount
	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)

Balance as of January 1, 2016	159,355,150	1,414,071,460	89,477,490	960,738,373	85,162,200	1,303,374,879	—	—	—	—
Accretion on convertible redeemable preferred shares to redemption value	—	144,135,637	—	91,828,728	—	128,681,319	—	—	—	—
Balance as of December 31, 2016	159,355,150	1,558,207,097	89,477,490	1,052,567,101	85,162,200	1,432,056,198	—	—	—	—
Issuance of Series G Shares, net of issuance cost	—	—	—	—	—	—	130,384,730	3,089,182,344	—	—
Accretion on convertible redeemable preferred shares to redemption value	—	145,460,002	—	93,783,794	—	131,600,542	—	125,749,958	—	—
Balance as of December 31, 2017	159,355,150	1,703,667,099	89,477,490	1,146,350,895	85,162,200	1,563,656,740	130,384,730	3,214,932,302	—	—
Issuance of Series G-Plus Shares, net of issuance cost	—	—	—	—	—	—	—	—	67,922,000	2,066,336,179
Accretion on convertible redeemable preferred shares to redemption value	—	72,704,263	—	46,708,885	—	65,810,530	—	68,361,184	—	35,885,258
Convert to ordinary shares upon IPO	(159,355,150)	(1,776,371,362)	(89,477,490)	(1,193,059,780)	(85,162,200)	(1,629,467,270)	(130,384,730)	(3,283,293,486)	(67,922,000)	(2,102,221,437)
Balance as of December 31, 2018	—	—	—	—	—	—	—	—	—	—